S-4 Initial Public Offering - Additional Information (Detail) - USD ($)		2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 01, 2021	Mar. 06, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Class of Stock [Line Items]
Shares issued for common stock (in shares)		937,500
TLG Acquisition One Corp
Class of Stock [Line Items]
Proceeds from issuance of IPO				$ 0	$ 400,000,000
Deferred underwriting commissions	$ 14,000,000		$ 0	$ 14,000,000	14,000,000
Public Warrants | TLG Acquisition One Corp
Class of Stock [Line Items]
Exercise price (in dollars per share)				$ 11.50		$ 11.50
IPO | TLG Acquisition One Corp
Class of Stock [Line Items]
Proceeds from issuance of IPO					$ 400,000,000
Common Class A
Class of Stock [Line Items]
Stock conversion basis			Each Unit consists of one share of Class A common stock and one-third of one Public Warrant)
Common Class A | Public Warrants | TLG Acquisition One Corp
Class of Stock [Line Items]
Shares issuable per warrant	1
Exercise price (in dollars per share)	$ 11.50
Common Class A | IPO | TLG Acquisition One Corp
Class of Stock [Line Items]
Shares issued for common stock (in shares)	40,000,000
Shares issued price per share	$ 10.00
Proceeds from issuance of IPO	$ 400,000,000
Offering costs	22,700,000
Deferred underwriting commissions	$ 14,000,000
Common Class A | Over-Allotment Option | TLG Acquisition One Corp
Class of Stock [Line Items]
Shares issued for common stock (in shares)	5,000,000